Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	₩ 2,449,062	₩ 3,019,592
Trade and other receivables, net	6,098,072	5,087,490
Other financial assets	1,322,452	1,185,659
Current income tax assets	1,543	5,954
Inventories, net	717,673	514,145
Assets held for sale	0	1,187
Other current assets	2,101,212	2,044,323
Total current assets	12,690,014	11,858,350
Non-current assets
Trade and other receivables, net	1,491,046	1,091,326
Other financial assets	2,501,484	822,379
Property and equipment, net	14,772,179	14,464,886
Right-of-use assets	1,280,334	1,248,308
Investment properties, net	1,933,358	1,720,654
Intangible assets, net	3,129,833	3,447,333
Investments in associates and joint ventures	1,480,722	1,288,429
Deferred income tax assets	579,090	423,728
Net defined benefit assets	311,142	17,585
Other non-current assets	820,608	776,363
Total non-current assets	28,299,796	25,300,991
Total assets	40,989,810	37,159,341
Current liabilities
Trade and other payables	7,333,165	6,641,422
Borrowings	1,827,042	1,731,422
Other financial liabilities	8,791	72,807
Current income tax liabilities	232,382	266,430
Provisions	109,133	171,316
Deferred revenue	55,737	64,742
Other current liabilities	1,133,018	1,124,293
Total current liabilities	10,699,268	10,072,432
Non-current liabilities
Trade and other payables	1,064,099	1,338,781
Borrowings	8,179,643	6,706,281
Other financial liabilities	412,650	424,859
Defined benefit liabilities, net	51,654	197,883
Provisions	91,233	86,081
Deferred revenue	165,186	194,309
Deferred income tax liabilities	967,650	643,958
Other non-current liabilities	945,731	927,596
Total non-current liabilities	11,877,846	10,519,748
Total liabilities	22,577,114	20,592,180
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	14,255,316	13,287,390
Accumulated other comprehensive income	(77,776)	117,469
Other components of equity	(572,152)	(1,433,080)
Equity attributable to owners of the Controlling Company	16,610,145	14,976,536
Non-controlling interest	1,802,551	1,590,625
Total equity	18,412,696	16,567,161
Total liabilities and equity	₩ 40,989,810	₩ 37,159,341